Condensed Financial Information of the Parent Company -Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities
Net income (loss)	$ 2,356,438	$ 813,455	$ (311,004)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of deferred financing costs		1,093,440	2,113,492
Accrued interest expense for convertible notes		135,867	1,087,774
Share-based compensation	1,260,674
Other current assets	(258,117)	54,749	(51,300)
Other current liabilities	(559,915)	(172,089)	605,480
Net cash used in operating activities	(52,907,013)	(1,616,423)	(10,773,287)
Cash flows from investing activities
Net cash used in investing activities	(12,258,220)	(247,240)	(94,905)
Cash flows from financing activities
Net proceeds from stock issuance	126,010,538
Payments of deferred financing costs			(716,318)
Gross proceeds from issuance of convertible note			7,500,000
Repayment of advances from related parties	2,147,199	938,071	87,800
Net cash provided by financing activities	122,412,800	3,201,645	6,056,040
Net increase (decrease) in cash and restricted cash	57,097,363	1,411,336	(4,771,350)
Cash and restricted cash from continuing operations	2,165,151	753,815	5,525,165
Cash and restricted cash, end of year	59,262,514	2,165,151	753,815	$ 5,525,165
FAMI | Reportable legal entity
Cash flows from operating activities
Net income (loss)	2,358,414	823,606	(307,437)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Amortization of deferred financing costs		1,093,440	2,113,492
Equity in earnings of subsidiary	(4,395,592)	(2,656,075)	(3,514,062)
Accrued interest expense for convertible notes		135,867	1,087,774
Share-based compensation	1,260,674
Other current assets	(125,081)
Other current liabilities	(40,000)	40,000	(47,224)
Net cash used in operating activities	(941,585)	(563,162)	(667,457)
Cash flows from investing activities
Investing in subsidiaries	(122,726,999)	688,060	(5,999,297)
Net cash used in investing activities	(122,726,999)	688,060	(5,999,297)
Cash flows from financing activities
Net proceeds from stock issuance	126,029,588
Payments of deferred financing costs			(716,318)
Gross proceeds from issuance of convertible note			7,500,000
Proceeds from advances from related parties	298,297
Repayment of advances from related parties	(2,138,508)	(758,071)	(87,800)
Net cash provided by financing activities		124,189,377		(758,071)	$ 6,695,882
Net increase (decrease) in cash and restricted cash	520,793	(633,173)	29,128
Cash and restricted cash from continuing operations	2,122	635,295	606,167
Cash and restricted cash, end of year	$ 522,915	$ 2,122	$ 635,295	$ 606,167